Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Allowance for doubtful account
Balance at beginning of the year	$ 1,252	$ 881	$ 607
Provision for the year	34	420	376
Bad debt recovery	(708)	(49)	(102)
Written off	(308)
Balance at end of the year	$ 270	$ 1,252	$ 881